MINERAL PROPERTIES, PLANT AND EQUIPMENT (Narrative) (Details) - Guanajuato Mine Complex [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	The estimate of the useful life of the GMC was determined to be 4.3 years (an increase from the previous estimate of 1.3 years) as at October 1, 2017.	The estimate of the useful life of the GMC was determined to be 2.3 years (an increase from the previous estimate of 1.3 years) as at October 1, 2015.
Change in depreciation expense due to change in estimates	$ 284	$ 548
Estimated decrease in annual depreciation due to change in estimates	$ 850